Inventories (Details) - Schedule of inventories - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Schedule Of Inventories Abstract
Finished goods	$ 92,275	$ 86,908
Raw materials	93,010	96,197
Work-in-process	9,775	9,871
Total inventory	$ 195,060	$ 192,976